SCHEDULE OF CHANGE IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Accounting Policies [Abstract]
Beginning balance	$ 1,085,204	$ 1,267,671	$ 1,066,998
Foreign currency translation gain		182,467	200,673
Ending balance	1,149,397	$ 1,085,204	$ 1,267,671
Foreign currency translation gain	$ 64,193